SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	Nov. 03, 2022	Oct. 19, 2022
Ordinary shares, par value	$ 0.001	$ 0.001		$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000		50,000,000
Ordinary shares, shares issued	15,500,000	15,500,000		1
Ordinary shares, shares outstanding	15,500,000	15,500,000	15,500,000
Parent [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	15,500,000	15,500,000
Ordinary shares, shares outstanding	15,500,000	15,500,000